Hospice Revenue Recognition	12 Months Ended
Dec. 31, 2014
Hospice Revenue Recognition [Abstract]
Hospice Revenue Recognition

2.Hospice Revenue Recognition

VITAS recognizes revenue at the estimated realizable amount due from third-party payers, which are primarily Medicare and Medicaid.  Payers may deny payment for services in whole or in part on the basis that such services are not eligible for coverage and do not qualify for reimbursement.  We estimate denials each period and make adequate provision in the financial statements.  The estimate of denials is based on historical trends and known circumstances and does not vary materially from period to period on an aggregate basis.  Medicare billings are subject to certain limitations, as described below.

The allowance for doubtful accounts for VITAS comprises the following (in thousands):

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2012	$4,211	$4,234	$1,189	$(147)	$9,487
Bad debt provision	506	5,169	3,084	591	9,350
Write-offs	(1,304)	(4,361)	(2,691)	(534)	(8,890)
Other/Contractual adjustments	462	152	622	112	1,348
Ending Balance December 31, 2013	3,875	5,194	2,204	22	11,295
Bad debt provision	1,901	4,902	2,026	1,992	10,821
Write-offs	(1,452)	(4,342)	(2,877)	(1,269)	(9,940)
Other/Contractual adjustments	490	145	684	(445)	874
Ending Balance December 31, 2014	$4,814	$5,899	$2,037	$300	$13,050

VITAS is subject to certain limitations on Medicare payments for services.  Specifically, if the number of inpatient care days any hospice program provides to Medicare beneficiaries exceeds 20% of the total days of hospice care such program provided to all Medicare patients for an annual period beginning September 28, the days in excess of the 20% figure may be reimbursed only at the routine homecare rate.  None of VITAS’ hospice programs exceeded the payment limits on inpatient services in 2014, 2013 or 2012.

VITAS is also subject to a Medicare annual per-beneficiary cap (“Medicare cap”).  Compliance with the Medicare cap is measured in one of two ways based on a provider election.  The “streamlined” method compares total Medicare payments received under a Medicare provider number with respect to services provided to all Medicare hospice care beneficiaries in the program or programs covered by that Medicare provider number between November 1 of each year and October 31 of the following year with the product of the per-beneficiary cap amount and the number of Medicare beneficiaries electing hospice care for the first time from that hospice program or programs from September 28 through September 27 of the following year.

The “proportional” method compares the total Medicare payments received under a Medicare provider number with respect to services provided to all Medicare hospice care beneficiaries in the program or programs covered by the Medicare provider number between September 28 and September 27 of the following year with the product of the per beneficiary cap amount and a pro-rated number of Medicare beneficiaries receiving hospice services from that program during the same period.  The pro-rated number of Medicare beneficiaries is calculated based on the ratio of days the beneficiary received hospice services during the measurement period to the total number of days the beneficiary received hospice services.

We actively monitor each of our hospice programs, by provider number, as to their specific admission, discharge rate and median length of stay data in an attempt to determine whether revenues are likely to exceed the annual per-beneficiary Medicare cap.  Should we determine that revenues for a program are likely to exceed the Medicare cap based on projected trends, we attempt to institute corrective actions, which include changes to the patient mix and increased patient admissions.  However, should we project our corrective action will not prevent that program from exceeding its Medicare cap, we estimate the amount of revenue recognized during the period that will require repayment to the Federal government under the Medicare cap and record the amount as a reduction to service revenue.

During the year ended December 31, 2014, we  recorded a net  Medicare cap liability of $1.3 million for two programs’ projected 2014 and 2015 measurement period liability offset by the reversal of one program’s 2011 measurement period projected Medicare cap liability.    During the year ended December 31, 2013, we reversed the Medicare cap liability for amounts recorded in the fourth quarter of 2012 for three programs’ projected 2013 measurement period liability.  During 2013 this reversal was offset by the Medicare cap liability for two programs’ projected 2014 measurement period liability. The net pretax expense/(income) was $1.3 million,   $7.0 million, and ($1.7 million) for fiscal years 2014, 2013 and 2012, respectively.

Shown below is the Medicare cap liability activity for the years ended December 31, 2014 and 2013, (in thousands):

	2014	2013
Beginning Balance January 1,	$ 8,260	$ 1,261
2015 measurement period	165	-
2014 measurement period	1,451	3,881
2013 measurement period	-	3,181
2011 measurement period	(325)	-
2010 measurement period	-	(63)
Payments	(3,439)	-
Ending Balance December 31,	$ 6,112	$ 8,260